Financial Instruments and Related Risk Management - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Interest rate on unpaid balance sales, per month	1.50%
Impaired non-trade receivables	$ 0
Letter of credit facility, outstanding	43,000,000
Derivatives Liabilities	$ 64,000,000	$ 97,000,000
Current [member]
Disclosure of detailed information about financial instruments [line items]
Percent of trade receivables	84.00%	88.00%
Past due [Member]
Disclosure of detailed information about financial instruments [line items]
Percent of trade receivables	16.00%	12.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Uncommitted letter of credit facility	$ 100,000,000
Letter of credit facility, outstanding	43,000,000	$ 40,000,000
Derivatives Liabilities	64,000,000
Collateral posted for derivative instruments	38,000,000
Liquidity risk [member] | Counterparties [Member]
Disclosure of detailed information about financial instruments [line items]
Collateral posted for derivative instruments	$ 22,000,000
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum period for fixed price natural gas hedges	10 years
Foreign exchange risks [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to foreign exchange risk	$ 0
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to interest rate risk	$ 0	$ 0
Fertilizer customers [member]
Disclosure of detailed information about financial instruments [line items]
Credit period	15 days
Industrial and feed customers [member]
Disclosure of detailed information about financial instruments [line items]
Credit period	30 days
Export sales customers [member]
Disclosure of detailed information about financial instruments [line items]
Credit period	180 days
Foreign credit insurance association [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of trade receivables covered	90.00%
Export insurance [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of trade receivables covered	98.00%	98.00%
Total receivables	$ 84,000,000	$ 46,000,000
Export development Canada [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of trade receivables covered	90.00%